Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000185695 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185695 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000185695 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000185695 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000185695 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000185695 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185695 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000185695 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000185695 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000185695 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009919 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009919 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009919 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009919 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009919 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009919 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009919 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000009919 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000009919 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040932 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000040932 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000040932 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040932 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000040932 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040932 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000040932 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000040932 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000040932 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040931 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000040931 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000040931 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040931 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000040931 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040931 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000040931 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000040931 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000040931 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040930 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000040930 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000040930 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040930 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000040930 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040930 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000040930 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000040930 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000040930 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000035169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035169 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035169 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035169 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000035169 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000035169 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035169 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000035169 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000035169 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000035169 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009918 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009918 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009918 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009918 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009918 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009918 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009918 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000009918 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000009918 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009916 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009916 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009916 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009916 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009916 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009916 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009916 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000009916 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000009916 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009947 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000009947 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009947 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009947 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009947 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009947 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009947 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009949 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000009949 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009949 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009949 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009949 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009949 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009949 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000049003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000049003 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000049003 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049003 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049003 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049003 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000049003 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040942 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000040942 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000040942 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000040942 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000040942 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040942 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000040942 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040943 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000040943 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000040943 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000040943 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000040943 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040943 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000040943 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040944 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000040944 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000040944 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000040944 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000040944 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000040944 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000040944 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000227371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227371 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000227371 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227371 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227371 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000227371 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000227371 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227371 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009950 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000009950 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009950 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009950 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009950 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009950 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009950 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000185702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185702 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000185702 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000185702 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000185702 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000185702 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185702 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000185702 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000185705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185705 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000185705 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[9]
C000185705 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000185705 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000185705 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000185705 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000185705 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185705 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000185705 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000185705 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000009964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009964 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009964 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[11]
C000009964 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009964 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009964 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009964 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009964 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009964 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000009964 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000009964 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000040953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040953 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000040953 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[13]
C000040953 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000040953 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000040953 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000040953 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000040953 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000040953 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000040953 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000040953 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000040952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040952 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000040952 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000040952 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000040952 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000040952 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000040952 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000040952 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000040952 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000040952 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000040952 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000040951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040951 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000040951 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[17]
C000040951 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000040951 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000040951 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000040951 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000040951 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000040951 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000040951 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000040951 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000035174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035174 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000035174 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[19]
C000035174 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000035174 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000035174 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035174 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035174 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000035174 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000035174 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000035174 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000009963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009963 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009963 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[21]
C000009963 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009963 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009963 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009963 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009963 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009963 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000009963 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000009963 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000009961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000009961 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009961 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[23]
C000009961 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009961 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009961 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009961 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009961 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009961 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000009961 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000009961 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000009965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[25]
C000009965 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[25],[26]
C000009965 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[25]
C000009965 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[25]
C000009965 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[25]
C000009965 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[25]
C000009965 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[25]
C000009965 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[25]
C000009965 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[25]
C000009965 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[25]
C000009965 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[25]
C000009965 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[25]
C000009965 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[25]
C000009965 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[25]
C000009967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[27]
C000009967 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[27],[28]
C000009967 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[27]
C000009967 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[27]
C000009967 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[27]
C000009967 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[27]
C000009967 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[27]
C000009967 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[27]
C000009967 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[27]
C000009967 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[27]
C000009967 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[27]
C000009967 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[27]
C000009967 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[27]
C000009967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[27]
C000035175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[29]
C000035175 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[29],[30]
C000035175 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[29]
C000035175 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[29]
C000035175 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[29]
C000035175 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[29]
C000035175 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[29]
C000035175 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[29]
C000035175 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[29]
C000035175 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[29]
C000035175 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[29]
C000035175 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[29]
C000035175 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[29]
C000035175 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[29]
C000040954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[31]
C000040954 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[31],[32]
C000040954 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[31]
C000040954 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[31]
C000040954 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[31]
C000040954 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[31]
C000040954 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[31]
C000040954 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[31]
C000040954 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[31]
C000040954 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[31]
C000040954 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[31]
C000040954 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[31]
C000040954 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[31]
C000040954 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[31]
C000040955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[33]
C000040955 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[33],[34]
C000040955 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[33]
C000040955 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[33]
C000040955 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[33]
C000040955 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[33]
C000040955 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[33]
C000040955 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[33]
C000040955 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[33]
C000040955 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[33]
C000040955 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[33]
C000040955 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[33]
C000040955 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[33]
C000040955 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[33]
C000040956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[35]
C000040956 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[35],[36]
C000040956 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[35]
C000040956 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[35]
C000040956 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[35]
C000040956 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[35]
C000040956 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[35]
C000040956 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[35]
C000040956 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[35]
C000040956 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[35]
C000040956 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[35]
C000040956 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[35]
C000040956 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[35]
C000040956 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[35]
C000200564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[37]
C000200564 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[37],[38]
C000200564 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[37]
C000200564 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[37]
C000200564 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[37]
C000200564 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[37]
C000200564 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[37]
C000200564 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[37]
C000200564 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[37]
C000200564 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[37]
C000200564 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[37]
C000200564 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[37]
C000200564 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[37]
C000200564 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[37]
C000009968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[39]
C000009968 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[39],[40]
C000009968 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[39]
C000009968 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[39]
C000009968 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[39]
C000009968 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[39]
C000009968 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[39]
C000009968 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[39]
C000009968 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[39]
C000009968 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[39]
C000009968 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[39]
C000009968 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[39]
C000009968 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[39]
C000009968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[39]
C000185707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[41]
C000185707 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[41],[42]
C000185707 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[41]
C000185707 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[41]
C000185707 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[41]
C000185707 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[41]
C000185707 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[41]
C000185707 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[41]
C000185707 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[41]
C000185707 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[41]
C000185707 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[41]
C000185707 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[41]
C000185707 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[41]
C000185707 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[41]
C000185709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[43]
C000185709 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[43],[44]
C000185709 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[43]
C000185709 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[43]
C000185709 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[43]
C000185709 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[43]
C000185709 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[43]
C000185709 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[43]
C000185709 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[43]
C000185709 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[43]
C000185709 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[43]
C000185709 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[43]
C000185709 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[43]
C000185709 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[43]
C000009972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[45]
C000009972 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[45],[46]
C000009972 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[45]
C000009972 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[45]
C000009972 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[45]
C000009972 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[45]
C000009972 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[45]
C000009972 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[45]
C000009972 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[45]
C000009972 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[45]
C000009972 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[45]
C000009972 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[45]
C000009972 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[45]
C000009972 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[45]
C000148292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[47]
C000148292 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[47],[48]
C000148292 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[47]
C000148292 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[47]
C000148292 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[47]
C000148292 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[47]
C000148292 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[47]
C000148292 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[47]
C000148292 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[47]
C000148292 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[47]
C000148292 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[47]
C000148292 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[47]
C000148292 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[47]
C000148292 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[47]
C000040959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[49]
C000040959 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[49],[50]
C000040959 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[49]
C000040959 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[49]
C000040959 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[49]
C000040959 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[49]
C000040959 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[49]
C000040959 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[49]
C000040959 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[49]
C000040959 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[49]
C000040959 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[49]
C000040959 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[49]
C000040959 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[49]
C000040959 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[49]
C000040958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[51]
C000040958 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[51],[52]
C000040958 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[51]
C000040958 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[51]
C000040958 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[51]
C000040958 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[51]
C000040958 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[51]
C000040958 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[51]
C000040958 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[51]
C000040958 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[51]
C000040958 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[51]
C000040958 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[51]
C000040958 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[51]
C000040958 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[51]
C000040957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[53]
C000040957 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[53],[54]
C000040957 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[53]
C000040957 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[53]
C000040957 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[53]
C000040957 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[53]
C000040957 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[53]
C000040957 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[53]
C000040957 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[53]
C000040957 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[53]
C000040957 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[53]
C000040957 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[53]
C000040957 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[53]
C000040957 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[53]
C000064694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[55]
C000064694 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[55],[56]
C000064694 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[55]
C000064694 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[55]
C000064694 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[55]
C000064694 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[55]
C000064694 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[55]
C000064694 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[55]
C000064694 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[55]
C000064694 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[55]
C000064694 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[55]
C000064694 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[55]
C000064694 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[55]
C000064694 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[55]
C000009971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[57]
C000009971 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[57],[58]
C000009971 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[57]
C000009971 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[57]
C000009971 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[57]
C000009971 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[57]
C000009971 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[57]
C000009971 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[57]
C000009971 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[57]
C000009971 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[57]
C000009971 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[57]
C000009971 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[57]
C000009971 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[57]
C000009971 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[57]
C000009969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[59]
C000009969 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[59],[60]
C000009969 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[59]
C000009969 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[59]
C000009969 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[59]
C000009969 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[59]
C000009969 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[59]
C000009969 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[59]
C000009969 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[59]
C000009969 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[59]
C000009969 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[59]
C000009969 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[59]
C000009969 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[59]
C000009969 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[59]
C000010008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010008 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000010008 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[61]
C000010008 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010008 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010008 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000010008 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000010008 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010008 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010008 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000010010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010010 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000010010 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[62]
C000010010 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010010 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010010 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000010010 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000010010 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010010 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010010 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000085295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000085295 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000085295 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[63]
C000085295 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000085295 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085295 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000085295 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000085295 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085295 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085295 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000105490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105490 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000105490 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[64]
C000105490 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000105490 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105490 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000105490 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000105490 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105490 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000105490 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000105491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105491 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000105491 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[65]
C000105491 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000105491 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105491 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000105491 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000105491 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105491 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000105491 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000105492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105492 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000105492 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[66]
C000105492 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000105492 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105492 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000105492 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000105492 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105492 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000105492 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000211747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000211747 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000211747 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[67]
C000211747 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000211747 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211747 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000211747 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000211747 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211747 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000211747 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000010011 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010011 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000010011 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[68]
C000010011 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010011 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000010011 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000010011 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000010011 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010011 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010011 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000185721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185721 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000185721 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[69]
C000185721 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000185721 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000185721 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000185721 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000185721 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000185721 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000185721 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000185727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185727 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000185727 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%	[70]
C000185727 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000185727 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
C000185727 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[71]
C000185727 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000185727 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[71]
C000185727 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[71]
C000185727 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185727 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000185727 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000010045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010045 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000010045 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%	[72]
C000010045 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010045 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
C000010045 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[73]
C000010045 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000010045 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[73]
C000010045 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[73]
C000010045 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000010045 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010045 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000148296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000148296 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000148296 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%	[74]
C000148296 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000148296 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
C000148296 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[75]
C000148296 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000148296 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[75]
C000148296 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[75]
C000148296 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000148296 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148296 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000040989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040989 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000040989 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%	[76]
C000040989 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000040989 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
C000040989 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[77]
C000040989 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000040989 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[77]
C000040989 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[77]
C000040989 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000040989 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000040989 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000040988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040988 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000040988 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%	[78]
C000040988 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000040988 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
C000040988 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[79]
C000040988 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000040988 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[79]
C000040988 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[79]
C000040988 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000040988 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000040988 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000040987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000040987 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000040987 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%	[80]
C000040987 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000040987 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
C000040987 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[81]
C000040987 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000040987 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[81]
C000040987 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[81]
C000040987 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000040987 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000040987 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000035179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000035179 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000035179 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%	[82]
C000035179 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000035179 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
C000035179 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[83]
C000035179 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000035179 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[83]
C000035179 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[83]
C000035179 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000035179 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035179 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000010044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010044 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000010044 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%	[84]
C000010044 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010044 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
C000010044 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[85]
C000010044 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000010044 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[85]
C000010044 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[85]
C000010044 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000010044 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010044 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000010042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000010042 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000010042 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%	[86]
C000010042 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010042 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
C000010042 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[87]
C000010042 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000010042 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[87]
C000010042 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[87]
C000010042 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000010042 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010042 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000048995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048995 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000048995 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000048995 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000048995 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000048995 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000048995 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000048995 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000048995 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000048995 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000048995 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000048995 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000048995 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000048995 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000048995 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%	[88]
C000048997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048997 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000048997 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000048997 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000048997 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000048997 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000048997 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000048997 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000048997 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000048997 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000048997 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000048997 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000048997 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000048997 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000048997 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%	[89]
C000048998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048998 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000048998 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000048998 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000048998 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000048998 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000048998 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000048998 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000048998 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000048998 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000048998 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000048998 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000048998 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000048998 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000048998 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%	[90]
C000200566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000200566 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000200566 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000200566 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200566 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200566 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200566 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000200566 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000200566 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200566 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000200566 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200566 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200566 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200566 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%	[91]
C000185741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185741 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000185741 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000185741 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000185741 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000185741 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000185741 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000185741 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000185741 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000185741 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000185741 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000185741 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000185741 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000185741 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185741 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%	[92]
C000185743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185743 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000185743 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[93]
C000185743 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185743 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
C000185743 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000185743 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000185743 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000185743 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[94]
C000185743 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185743 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000185743 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000185743 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000185743 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000052097 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000052097 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000052097 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[95]
C000052097 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000052097 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
C000052097 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000052097 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000052097 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000052097 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[96]
C000052097 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000052097 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000052097 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000052097 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000052097 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000148300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000148300 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000148300 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[97]
C000148300 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000148300 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
C000148300 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000148300 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000148300 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000148300 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[98]
C000148300 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000148300 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000148300 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000148300 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000148300 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000105495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105495 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000105495 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[99]
C000105495 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105495 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
C000105495 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105495 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000105495 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000105495 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[100]
C000105495 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105495 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000105495 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105495 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105495 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000105494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105494 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000105494 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[101]
C000105494 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105494 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
C000105494 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105494 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000105494 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000105494 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[102]
C000105494 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105494 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000105494 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105494 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105494 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000105493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105493 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000105493 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[103]
C000105493 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105493 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
C000105493 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105493 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000105493 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000105493 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[104]
C000105493 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105493 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000105493 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105493 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105493 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000049000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000049000 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000049000 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[105]
C000049000 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000049000 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
C000049000 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000049000 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000049000 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000049000 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[106]
C000049000 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049000 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000049000 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000049000 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049000 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000048999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000048999 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000048999 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[107]
C000048999 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000048999 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
C000048999 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000048999 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000048999 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000048999 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[108]
C000048999 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000048999 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000048999 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000048999 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000048999 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000049001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000049001 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000049001 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[109]
C000049001 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000049001 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
C000049001 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000049001 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000049001 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000049001 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[110]
C000049001 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049001 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000049001 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000049001 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049001 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000065302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[111]
C000065302 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[111],[112]
C000065302 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[111]
C000065302 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[111]
C000065302 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[111]
C000065302 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[111]
C000065302 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[111]
C000065302 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[111]
C000065302 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[111]
C000065302 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[111]
C000065302 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[111]
C000065302 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[111]
C000065302 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[111]
C000065302 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[111]
C000065304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[113]
C000065304 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[113],[114]
C000065304 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[113]
C000065304 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[113]
C000065304 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[113]
C000065304 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[113]
C000065304 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[113]
C000065304 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[113]
C000065304 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[113]
C000065304 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[113]
C000065304 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[113]
C000065304 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[113]
C000065304 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[113]
C000065304 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[113]
C000065306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[115]
C000065306 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[115],[116]
C000065306 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[115]
C000065306 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[115]
C000065306 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[115]
C000065306 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[115]
C000065306 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[115]
C000065306 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[115]
C000065306 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[115]
C000065306 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[115]
C000065306 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[115]
C000065306 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[115]
C000065306 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[115]
C000065306 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[115]
C000065307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[117]
C000065307 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[117],[118]
C000065307 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[117]
C000065307 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[117]
C000065307 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[117]
C000065307 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[117]
C000065307 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[117]
C000065307 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[117]
C000065307 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[117]
C000065307 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[117]
C000065307 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[117]
C000065307 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[117]
C000065307 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[117]
C000065307 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[117]
C000065308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[119]
C000065308 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[119],[120]
C000065308 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[119]
C000065308 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[119]
C000065308 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[119]
C000065308 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[119]
C000065308 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[119]
C000065308 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[119]
C000065308 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[119]
C000065308 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[119]
C000065308 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[119]
C000065308 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[119]
C000065308 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[119]
C000065308 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[119]
C000065309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[121]
C000065309 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[121],[122]
C000065309 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[121]
C000065309 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[121]
C000065309 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[121]
C000065309 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[121]
C000065309 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[121]
C000065309 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[121]
C000065309 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[121]
C000065309 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[121]
C000065309 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[121]
C000065309 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[121]
C000065309 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[121]
C000065309 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[121]
C000200567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[123]
C000200567 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[123],[124]
C000200567 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[123]
C000200567 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[123]
C000200567 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[123]
C000200567 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[123]
C000200567 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[123]
C000200567 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[123]
C000200567 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[123]
C000200567 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[123]
C000200567 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[123]
C000200567 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[123]
C000200567 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[123]
C000200567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[123]
C000065305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[125]
C000065305 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[125],[126]
C000065305 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[125]
C000065305 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[125]
C000065305 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[125]
C000065305 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[125]
C000065305 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[125]
C000065305 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[125]
C000065305 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[125]
C000065305 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[125]
C000065305 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[125]
C000065305 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[125]
C000065305 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[125]
C000065305 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[125]
C000185747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[127]
C000185747 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[127],[128]
C000185747 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[127]
C000185747 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[127]
C000185747 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[127]
C000185747 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[127]
C000185747 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[127]
C000185747 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[127]
C000185747 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[127]
C000185747 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[127]
C000185747 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[127]
C000185747 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[127]
C000185747 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[127]
C000185747 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[127]
C000185753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[129]
C000185753 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[129],[130]
C000185753 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[129]
C000185753 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[129]
C000185753 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[129]
C000185753 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[129]
C000185753 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[129]
C000185753 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[129]
C000185753 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[129]
C000185753 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[129]
C000185753 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[129]
C000185753 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[129]
C000185753 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[129]
C000185753 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[129]
C000089186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[131]
C000089186 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[131],[132]
C000089186 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[131]
C000089186 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[131]
C000089186 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[131]
C000089186 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[131]
C000089186 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[131]
C000089186 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[131]
C000089186 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[131]
C000089186 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[131]
C000089186 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[131]
C000089186 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[131]
C000089186 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[131]
C000089186 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[131]
C000211748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[133]
C000211748 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[133],[134]
C000211748 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[133]
C000211748 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[133]
C000211748 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[133]
C000211748 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[133]
C000211748 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[133]
C000211748 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[133]
C000211748 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[133]
C000211748 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[133]
C000211748 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[133]
C000211748 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[133]
C000211748 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[133]
C000211748 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[133]
C000089185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[135]
C000089185 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[135],[136]
C000089185 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[135]
C000089185 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[135]
C000089185 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[135]
C000089185 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[135]
C000089185 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[135]
C000089185 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[135]
C000089185 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[135]
C000089185 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[135]
C000089185 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[135]
C000089185 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[135]
C000089185 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[135]
C000089185 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[135]
C000089184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[137]
C000089184 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[137],[138]
C000089184 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[137]
C000089184 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[137]
C000089184 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[137]
C000089184 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[137]
C000089184 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[137]
C000089184 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[137]
C000089184 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[137]
C000089184 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[137]
C000089184 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[137]
C000089184 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[137]
C000089184 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[137]
C000089184 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[137]
C000089183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[139]
C000089183 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[139],[140]
C000089183 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[139]
C000089183 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[139]
C000089183 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[139]
C000089183 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[139]
C000089183 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[139]
C000089183 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[139]
C000089183 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[139]
C000089183 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[139]
C000089183 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[139]
C000089183 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[139]
C000089183 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[139]
C000089183 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[139]
C000089182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[141]
C000089182 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[141],[142]
C000089182 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[141]
C000089182 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[141]
C000089182 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[141]
C000089182 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[141]
C000089182 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[141]
C000089182 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[141]
C000089182 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[141]
C000089182 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[141]
C000089182 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[141]
C000089182 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[141]
C000089182 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[141]
C000089182 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[141]
C000089181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[143]
C000089181 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[143],[144]
C000089181 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[143]
C000089181 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[143]
C000089181 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[143]
C000089181 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[143]
C000089181 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[143]
C000089181 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[143]
C000089181 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[143]
C000089181 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[143]
C000089181 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[143]
C000089181 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[143]
C000089181 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[143]
C000089181 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[143]
C000089180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[145]
C000089180 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[145],[146]
C000089180 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[145]
C000089180 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[145]
C000089180 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[145]
C000089180 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[145]
C000089180 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[145]
C000089180 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[145]
C000089180 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[145]
C000089180 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[145]
C000089180 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[145]
C000089180 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[145]
C000089180 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[145]
C000089180 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[145]
C000101254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101254 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000101254 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101254 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101254 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101254 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101254 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000101255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101255 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000101255 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101255 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101255 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101255 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101255 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000101256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101256 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000101256 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101256 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101256 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101256 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101256 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000101257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101257 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000101257 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101257 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101257 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101257 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101257 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000101258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101258 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000101258 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101258 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101258 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101258 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101258 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000101259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101259 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000101259 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101259 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101259 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101259 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101259 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000101260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101260 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000101260 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101260 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101260 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101260 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101260 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000185755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185755 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000185755 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000185755 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000185755 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000185755 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185755 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000185757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[147]
C000185757 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[147],[148]
C000185757 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[147]
C000185757 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[147]
C000185757 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[147]
C000185757 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[147]
C000185757 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[147]
C000185757 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[147]
C000185757 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[147]
C000185757 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[147]
C000185757 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[147]
C000185757 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[147]
C000185757 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[147]
C000185757 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[147]
C000101265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[149]
C000101265 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[149],[150]
C000101265 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[149]
C000101265 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[149]
C000101265 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[149]
C000101265 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[149]
C000101265 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[149]
C000101265 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[149]
C000101265 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[149]
C000101265 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[149]
C000101265 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[149]
C000101265 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[149]
C000101265 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[149]
C000101265 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[149]
C000200569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[151]
C000200569 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[151],[152]
C000200569 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[151]
C000200569 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[151]
C000200569 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[151]
C000200569 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[151]
C000200569 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[151]
C000200569 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[151]
C000200569 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[151]
C000200569 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[151]
C000200569 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[151]
C000200569 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[151]
C000200569 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[151]
C000200569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[151]
C000101264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[153]
C000101264 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[153],[154]
C000101264 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[153]
C000101264 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[153]
C000101264 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[153]
C000101264 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[153]
C000101264 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[153]
C000101264 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[153]
C000101264 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[153]
C000101264 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[153]
C000101264 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[153]
C000101264 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[153]
C000101264 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[153]
C000101264 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[153]
C000101263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[155]
C000101263 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[155],[156]
C000101263 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[155]
C000101263 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[155]
C000101263 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[155]
C000101263 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[155]
C000101263 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[155]
C000101263 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[155]
C000101263 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[155]
C000101263 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[155]
C000101263 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[155]
C000101263 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[155]
C000101263 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[155]
C000101263 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[155]
C000101262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[157]
C000101262 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[157],[158]
C000101262 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[157]
C000101262 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[157]
C000101262 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[157]
C000101262 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[157]
C000101262 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[157]
C000101262 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[157]
C000101262 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[157]
C000101262 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[157]
C000101262 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[157]
C000101262 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[157]
C000101262 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[157]
C000101262 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[157]
C000101261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[159]
C000101261 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[159],[160]
C000101261 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[159]
C000101261 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[159]
C000101261 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[159]
C000101261 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[159]
C000101261 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[159]
C000101261 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[159]
C000101261 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[159]
C000101261 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[159]
C000101261 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[159]
C000101261 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[159]
C000101261 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[159]
C000101261 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[159]
C000101267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[161]
C000101267 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[161],[162]
C000101267 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[161]
C000101267 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[161]
C000101267 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[161]
C000101267 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[161]
C000101267 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[161]
C000101267 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[161]
C000101267 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[161]
C000101267 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[161]
C000101267 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[161]
C000101267 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[161]
C000101267 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[161]
C000101267 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[161]
C000101266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[163]
C000101266 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[163],[164]
C000101266 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[163]
C000101266 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[163]
C000101266 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[163]
C000101266 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[163]
C000101266 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[163]
C000101266 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[163]
C000101266 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[163]
C000101266 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[163]
C000101266 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[163]
C000101266 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[163]
C000101266 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[163]
C000101266 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[163]
C000101268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101268 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000101268 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[165]
C000101268 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101268 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101268 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000101268 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101268 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[166]
C000101268 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000101268 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101268 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000101268 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101269 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000101269 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[167]
C000101269 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101269 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101269 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000101269 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101269 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[168]
C000101269 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000101269 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101269 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000101269 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101270 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000101270 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[169]
C000101270 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101270 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101270 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000101270 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101270 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[170]
C000101270 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000101270 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101270 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000101270 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101271 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000101271 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[171]
C000101271 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101271 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101271 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000101271 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101271 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[172]
C000101271 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000101271 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101271 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000101271 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101272 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000101272 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[173]
C000101272 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101272 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101272 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000101272 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101272 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[174]
C000101272 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000101272 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101272 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000101272 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101273 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000101273 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[175]
C000101273 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101273 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101273 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000101273 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101273 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[176]
C000101273 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000101273 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101273 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000101273 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000148301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000148301 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000148301 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[177]
C000148301 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000148301 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000148301 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000148301 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000148301 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[178]
C000148301 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000148301 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000148301 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000148301 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101274 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000101274 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[179]
C000101274 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101274 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101274 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000101274 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101274 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[180]
C000101274 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000101274 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101274 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000101274 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000185759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185759 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000185759 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[181]
C000185759 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000185759 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185759 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000185759 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000185759 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[182]
C000185759 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000185759 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185759 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000185759 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000185761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185761 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000185761 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[183]
C000185761 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000185761 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000185761 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000185761 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[184]
C000185761 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185761 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000105109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105109 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000105109 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[185]
C000105109 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105109 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000105109 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000105109 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[186]
C000105109 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105109 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000105108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105108 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000105108 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[187]
C000105108 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105108 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000105108 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000105108 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[188]
C000105108 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105108 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000105107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105107 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000105107 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[189]
C000105107 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105107 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000105107 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000105107 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[190]
C000105107 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105107 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000105106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105106 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000105106 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[191]
C000105106 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105106 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000105106 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000105106 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[192]
C000105106 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105106 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000105105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105105 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000105105 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[193]
C000105105 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105105 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000105105 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000105105 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[194]
C000105105 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105105 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000105104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105104 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000105104 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[195]
C000105104 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105104 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000105104 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000105104 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[196]
C000105104 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105104 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000105103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105103 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000105103 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[197]
C000105103 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105103 [Member] | Asset Backed And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000105103 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000105103 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[198]
C000105103 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105103 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156246 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000156246 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000156246 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156246 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000156246 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000156246 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156246 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000156246 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156246 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156246 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156246 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156246 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156246 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156246 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%	[199]
C000156247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156247 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000156247 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000156247 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156247 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000156247 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000156247 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156247 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000156247 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156247 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156247 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156247 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156247 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156247 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156247 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%	[200]
C000156248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156248 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000156248 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000156248 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156248 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000156248 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000156248 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156248 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000156248 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156248 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156248 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156248 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156248 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156248 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156248 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%	[201]
C000185771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185771 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000185771 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000185771 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000185771 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000185771 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000185771 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000185771 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000185771 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000185771 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000185771 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000185771 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000185771 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000185771 [Member] | Other Non Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000185771 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%	[202]
C000185773 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000185773 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000185773 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000185773 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000185773 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000185773 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000185773 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000185773 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000185773 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000185773 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000185773 [Member] | MISSISSIPPI
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000185773 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000185773 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000185773 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%	[203]
C000156251 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156251 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000156251 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000156251 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156251 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000156251 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156251 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000156251 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000156251 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156251 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000156251 [Member] | MISSISSIPPI
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156251 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156251 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156251 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%	[204]
C000156250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156250 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000156250 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000156250 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156250 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000156250 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156250 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000156250 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000156250 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156250 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000156250 [Member] | MISSISSIPPI
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156250 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156250 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156250 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%	[205]
C000156249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156249 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000156249 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000156249 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156249 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000156249 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156249 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000156249 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000156249 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156249 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000156249 [Member] | MISSISSIPPI
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156249 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156249 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156249 [Member] | Other Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%	[206]
C000166660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[207]
C000166660 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[207]
C000166660 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[207]
C000166660 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[207]
C000166660 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[207]
C000166660 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[207]
C000166660 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%	[207]
C000166660 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[207]
C000166660 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[207]
C000166660 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[207]
C000166660 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[207]
C000166660 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[207]
C000166661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[208]
C000166661 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[208]
C000166661 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[208]
C000166661 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[208]
C000166661 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[208]
C000166661 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[208]
C000166661 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%	[208]
C000166661 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[208]
C000166661 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[208]
C000166661 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[208]
C000166661 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[208]
C000166661 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[208]
C000166662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[209]
C000166662 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[209]
C000166662 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[209]
C000166662 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[209]
C000166662 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[209]
C000166662 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[209]
C000166662 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%	[209]
C000166662 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[209]
C000166662 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[209]
C000166662 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[209]
C000166662 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[209]
C000166662 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[209]
C000166663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[210]
C000166663 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[210]
C000166663 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[210]
C000166663 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[210]
C000166663 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[210]
C000166663 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[210]
C000166663 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%	[210]
C000166663 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[210]
C000166663 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[210]
C000166663 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[210]
C000166663 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[210]
C000166663 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[210]
C000166664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[211]
C000166664 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[211]
C000166664 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[211]
C000166664 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[211]
C000166664 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[211]
C000166664 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[211]
C000166664 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%	[211]
C000166664 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[211]
C000166664 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[211]
C000166664 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[211]
C000166664 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[211]
C000166664 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[211]
C000166665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[212]
C000166665 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[212]
C000166665 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[212]
C000166665 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[212]
C000166665 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[212]
C000166665 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[212]
C000166665 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%	[212]
C000166665 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[212]
C000166665 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[212]
C000166665 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[212]
C000166665 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[212]
C000166665 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[212]
C000166666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[213]
C000166666 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[213]
C000166666 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[213]
C000166666 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[213]
C000166666 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[213]
C000166666 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[213]
C000166666 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%	[213]
C000166666 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[213]
C000166666 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[213]
C000166666 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[213]
C000166666 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[213]
C000166666 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[213]
C000166667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[214]
C000166667 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[214]
C000166667 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[214]
C000166667 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[214]
C000166667 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[214]
C000166667 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[214]
C000166667 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%	[214]
C000166667 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[214]
C000166667 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[214]
C000166667 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[214]
C000166667 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[214]
C000166667 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[214]
C000185775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[215]
C000185775 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[215]
C000185775 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[215]
C000185775 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[215]
C000185775 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[215]
C000185775 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[215]
C000185775 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%	[215]
C000185775 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[215]
C000185775 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[215]
C000185775 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[215]
C000185775 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[215]
C000185775 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[215]
C000185166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[216]
C000185166 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[216]
C000185166 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[216]
C000185166 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[216]
C000185166 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[216]
C000185166 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[216]
C000185166 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[216]
C000185166 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[216]
C000185166 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[216]
C000185166 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[216]
C000185166 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[216]
C000185166 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[216]
C000175603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[217]
C000175603 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[217]
C000175603 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[217]
C000175603 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[217]
C000175603 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[217]
C000175603 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[217]
C000175603 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[217]
C000175603 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[217]
C000175603 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[217]
C000175603 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[217]
C000175603 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[217]
C000175603 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[217]
C000175602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[218]
C000175602 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[218]
C000175602 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[218]
C000175602 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[218]
C000175602 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[218]
C000175602 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[218]
C000175602 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[218]
C000175602 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[218]
C000175602 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[218]
C000175602 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[218]
C000175602 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[218]
C000175602 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[218]
C000175601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[219]
C000175601 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[219]
C000175601 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[219]
C000175601 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[219]
C000175601 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[219]
C000175601 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[219]
C000175601 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[219]
C000175601 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[219]
C000175601 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[219]
C000175601 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[219]
C000175601 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[219]
C000175601 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[219]
C000175600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[220]
C000175600 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[220]
C000175600 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[220]
C000175600 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[220]
C000175600 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[220]
C000175600 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[220]
C000175600 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[220]
C000175600 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[220]
C000175600 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[220]
C000175600 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[220]
C000175600 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[220]
C000175600 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[220]
C000175599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[221]
C000175599 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[221]
C000175599 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[221]
C000175599 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[221]
C000175599 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[221]
C000175599 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[221]
C000175599 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[221]
C000175599 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[221]
C000175599 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[221]
C000175599 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[221]
C000175599 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[221]
C000175599 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[221]
C000175598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[222]
C000175598 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[222]
C000175598 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[222]
C000175598 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[222]
C000175598 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[222]
C000175598 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[222]
C000175598 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[222]
C000175598 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[222]
C000175598 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[222]
C000175598 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[222]
C000175598 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[222]
C000175598 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[222]
C000175597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[223]
C000175597 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[223]
C000175597 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[223]
C000175597 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[223]
C000175597 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[223]
C000175597 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[223]
C000175597 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[223]
C000175597 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[223]
C000175597 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[223]
C000175597 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[223]
C000175597 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[223]
C000175597 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[223]
C000175596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[224]
C000175596 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[224]
C000175596 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[224]
C000175596 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[224]
C000175596 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[224]
C000175596 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[224]
C000175596 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[224]
C000175596 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[224]
C000175596 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[224]
C000175596 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[224]
C000175596 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[224]
C000175596 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[224]
C000236422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236422 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000236422 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236422 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236422 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236422 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236422 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000236424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236424 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000236424 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236424 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236424 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236424 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236424 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000236423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236423 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000236423 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236423 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236423 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236423 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236423 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000236425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236425 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000236425 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236425 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236425 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236425 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236425 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000236421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236421 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000236421 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236421 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236421 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236421 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236421 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000236420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236420 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000236420 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236420 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236420 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236420 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236420 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000236419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236419 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000236419 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236419 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236419 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236419 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236419 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%

[1]	Percentage rounds to zero.
[2]	Percentage rounds to zero.
[3]	Percentage rounds to zero.
[4]	Percentage rounds to zero.
[5]	Percentage rounds to zero.
[6]	Percentage rounds to zero.
[7]	Percentage rounds to zero.
[8]	Percentage rounds to zero.
[9]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[10]	Percentage rounds to zero.
[11]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[12]	Percentage rounds to zero.
[13]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[14]	Percentage rounds to zero.
[15]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[16]	Percentage rounds to zero.
[17]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[18]	Percentage rounds to zero.
[19]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[20]	Percentage rounds to zero.
[21]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[22]	Percentage rounds to zero.
[23]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[24]	Percentage rounds to zero.
[25]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[26]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[27]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[28]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[29]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[30]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[31]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[32]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[33]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[34]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[35]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[36]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[37]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[38]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[39]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[40]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[41]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[42]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[43]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[44]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[45]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[46]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[47]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[48]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[49]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[50]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[51]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[52]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[53]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[54]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[55]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[56]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[57]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[58]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[59]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[60]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[61]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[62]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[63]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[64]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[65]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[66]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[67]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[68]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[69]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[70]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[71]	Percentage rounds to zero.
[72]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[73]	Percentage rounds to zero.
[74]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[75]	Percentage rounds to zero.
[76]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[77]	Percentage rounds to zero.
[78]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[79]	Percentage rounds to zero.
[80]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[81]	Percentage rounds to zero.
[82]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[83]	Percentage rounds to zero.
[84]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[85]	Percentage rounds to zero.
[86]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[87]	Percentage rounds to zero.
[88]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[89]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[90]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[91]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[92]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[93]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[94]	Percentage rounds to zero.
[95]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[96]	Percentage rounds to zero.
[97]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[98]	Percentage rounds to zero.
[99]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[100]	Percentage rounds to zero.
[101]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[102]	Percentage rounds to zero.
[103]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[104]	Percentage rounds to zero.
[105]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[106]	Percentage rounds to zero.
[107]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[108]	Percentage rounds to zero.
[109]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[110]	Percentage rounds to zero.
[111]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[112]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[113]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[114]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[115]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[116]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[117]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[118]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[119]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[120]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[121]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[122]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[123]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[124]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[125]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[126]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[127]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[128]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[129]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[130]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[131]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[132]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[133]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[134]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[135]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[136]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[137]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[138]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[139]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[140]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[141]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[142]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[143]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[144]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[145]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[146]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[147]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[148]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[149]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[150]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[151]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[152]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[153]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[154]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[155]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[156]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[157]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[158]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[159]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[160]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[161]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[162]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[163]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[164]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[165]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[166]	Percentage rounds to zero.
[167]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[168]	Percentage rounds to zero.
[169]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[170]	Percentage rounds to zero.
[171]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[172]	Percentage rounds to zero.
[173]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[174]	Percentage rounds to zero.
[175]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[176]	Percentage rounds to zero.
[177]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[178]	Percentage rounds to zero.
[179]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[180]	Percentage rounds to zero.
[181]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[182]	Percentage rounds to zero.
[183]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[184]	Percentage rounds to zero.
[185]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[186]	Percentage rounds to zero.
[187]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[188]	Percentage rounds to zero.
[189]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[190]	Percentage rounds to zero.
[191]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[192]	Percentage rounds to zero.
[193]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[194]	Percentage rounds to zero.
[195]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[196]	Percentage rounds to zero.
[197]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[198]	Percentage rounds to zero.
[199]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[200]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[201]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[202]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[203]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[204]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[205]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[206]	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
[207]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[208]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[209]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[210]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[211]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[212]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[213]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[214]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[215]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[216]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[217]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[218]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[219]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[220]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[221]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[222]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[223]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[224]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.